USA MUTUALS

Prospectus Supplement

To Prospectus Dated July 30, 2007

Generation Wave Growth Fund

Effective immediately, the following information, which relates to legal proceedings that involved the prior investment advisor to the Generation Wave Growth Fund (the “Fund”), Mutuals.com, Inc., and certain of its affiliates but which did not involve the Fund or the Fund's present investment advisor or sub-advisor, Mutuals Advisors, Inc. (the Advisor”) and GNI Capital, Inc. (“GNI”), respectively, replaces the information under the section entitled "Management of the Fund - Legal Action:”

On September 26, 2007, the Securities and Exchange Commission (the “SEC”) entered an Order Instituting Administrative and Cease-and-Desist Proceedings, Making Findings and Imposing Remedial Sanctions and Cease-and-Desist Orders (the “Order”) against Mutuals.com, Inc., a registered broker-dealer and the previous investment advisor to the Funds (the “Prior Advisor”), two affiliated broker-dealers, Connely Dowd Management, Inc. (“CDM”) and MTT Fundcorp, Inc (“MTT”), and the following individuals:  Richard Sapio, the former Chief Executive Officer of the Prior Advisor; Eric McDonald, the former President of the Prior Advisor and CDM; and Michele Leftwich, the former compliance officer of the Prior Advisor and President of MTT.  These individuals and entities are collectively referred to as the “Respondents.”  The Order was entered pursuant to an Offer of Settlement dated June 19, 2007, made by the Respondents who, without admitting or denying the findings in the Order, agreed to the remedial sanctions and cease-and-desist orders that the SEC imposed in the Order.  The SEC found in the Order that the Respondents acted to facilitate certain improper trading practices known as “market timing” and “late trading” by institutional hedge funds with respect to certain mutual fund companies unaffiliated with the Funds.  The SEC did not make any findings of wrongdoing against the Funds, the Advisor or GNI, nor did the SEC require any actions or undertakings by the Funds, the Advisor or GNI.  Concurrently with the entry of the Order, the civil action that the SEC filed on December 4, 2003, in the United States District Court for the Northern District of Texas against the Respondents was dismissed.

The Respondents have no current role or affiliation with the Advisor, GNI or the Funds, and neither the SEC nor the U. S. Attorney have accused or alleged wrongdoing by the Advisor, GNI or the Funds.  Mr. Sapio, however, controls Mutuals Capital Alliance, Inc. (“MCA”), the parent company of the Advisor.  Mr. Sapio consented to provisions in the Order that require him to:  (a) cooperate fully with the SEC in any and all investigations, litigation and proceedings relating to or arising out of the matters described in the Order; (b) cease and desist from committing and aiding and abetting and causing any violations of the federal securities laws; and (c) pay disgorgement and prejudgment interest of $68,729 and a civil money penalty of $120,000.

The Order also bars Mr. Sapio from association with any broker, dealer or investment advisor and prohibits him from serving or acting as an employee, officer, director, member of an advisory board, investment advisor or depositor of, or principal underwriter for, a registered investment company or affiliated person of such investment advisor, depositor or principal underwriter.  Mr. Sapio may reapply to the SEC to serve in such capacities after five years from the date of the Order.  In addition, the Order permits Mr. Sapio to continue to act or serve as an officer and/or director of MCA provided that:  (a) MCA does not, during the five-year period commencing on the date of the Order, acquire any interest in, otherwise form, or operate any broker-dealer; (b) Mr. Sapio does not receive any income, dividend, distribution or operating profits of any investment advisor owned by, or affiliated with, MCA during the five-year period commencing on the date of the Order; and (c) Mr. Sapio shall not possess or exercise voting control with respect to his MCA shares concerning the operations of any investment advisor owned by, or affiliated with, MCA during such five-year period.

The date of this Prospectus Supplement is October 9, 2007.

Please keep this Prospectus Supplement with your records.

USA MUTUALS

Prospectus Supplement

To Prospectus Dated July 30, 2007

Vice Fund

Effective immediately, the following information, which relates to legal proceedings that involved the prior investment advisor to the Vice Fund (the “Fund”), Mutuals.com, Inc., and certain of its affiliates but which did not involve the Fund or the Fund’s present investment advisor or sub-advisor, Mutuals Advisors, Inc. (the Advisor”) and GNI Capital, Inc. (“GNI”), respectively, replaces the information under the section entitled "Management of the Fund - Legal Action:”

On September 26, 2007, the Securities and Exchange Commission (the “SEC”) entered an Order Instituting Administrative and Cease-and-Desist Proceedings, Making Findings and Imposing Remedial Sanctions and Cease-and-Desist Orders (the “Order”) against Mutuals.com, Inc., a registered broker-dealer and the previous investment advisor to the Funds (the “Prior Advisor”), two affiliated broker-dealers, Connely Dowd Management, Inc. (“CDM”) and MTT Fundcorp, Inc (“MTT”), and the following individuals:  Richard Sapio, the former Chief Executive Officer of the Prior Advisor; Eric McDonald, the former President of the Prior Advisor and CDM; and Michele Leftwich, the former compliance officer of the Prior Advisor and President of MTT.  These individuals and entities are collectively referred to as the “Respondents.”  The Order was entered pursuant to an Offer of Settlement dated June 19, 2007, made by the Respondents who, without admitting or denying the findings in the Order, agreed to the remedial sanctions and cease-and-desist orders that the SEC imposed in the Order.  The SEC found in the Order that the Respondents acted to facilitate certain improper trading practices known as “market timing” and “late trading” by institutional hedge funds with respect to certain mutual fund companies unaffiliated with the Funds.  The SEC did not make any findings of wrongdoing against the Funds, the Advisor or GNI, nor did the SEC require any actions or undertakings by the Funds, the Advisor or GNI.  Concurrently with the entry of the Order, the civil action that the SEC filed on December 4, 2003, in the United States District Court for the Northern District of Texas against the Respondents was dismissed.

The Respondents have no current role or affiliation with the Advisor, GNI or the Funds, and neither the SEC nor the U. S. Attorney have accused or alleged wrongdoing by the Advisor, GNI or the Funds.  Mr. Sapio, however, controls Mutuals Capital Alliance, Inc. (“MCA”), the parent company of the Advisor.  Mr. Sapio consented to provisions in the Order that require him to:  (a) cooperate fully with the SEC in any and all investigations, litigation and proceedings relating to or arising out of the matters described in the Order; (b) cease and desist from committing and aiding and abetting and causing any violations of the federal securities laws; and (c) pay disgorgement and prejudgment interest of $68,729 and a civil money penalty of $120,000.

The Order also bars Mr. Sapio from association with any broker, dealer or investment advisor and prohibits him from serving or acting as an employee, officer, director, member of an advisory board, investment advisor or depositor of, or principal underwriter for, a registered investment company or affiliated person of such investment advisor, depositor or principal underwriter.  Mr. Sapio may reapply to the SEC to serve in such capacities after five years from the date of the Order.  In addition, the Order permits Mr. Sapio to continue to act or serve as an officer and/or director of MCA provided that:  (a) MCA does not, during the five-year period commencing on the date of the Order, acquire any interest in, otherwise form, or operate any broker-dealer; (b) Mr. Sapio does not receive any income, dividend, distribution or operating profits of any investment advisor owned by, or affiliated with, MCA during the five-year period commencing on the date of the Order; and (c) Mr. Sapio shall not possess or exercise voting control with respect to his MCA shares concerning the operations of any investment advisor owned by, or affiliated with, MCA during such five-year period.

The date of this Prospectus Supplement is October 9, 2007.

Please keep this Prospectus Supplement with your records.